Remuneration of auditors	12 Months Ended
Jun. 30, 2020
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Remuneration of auditors
Note 25. Remuneration of auditors
During the financial year the following fees were paid or payable for services provided by Grant Thornton Audit Pty Ltd, the auditor of the consolidated entity:

	Consolidated
	2020 A$’000	2019 A$’000	2018 A$’000

Audit services - Grant Thornton Audit Pty Ltd
Audit or review of the financial statements	124	120	131
F3 consent	—	—	11

	124	120	142